091-16818

·For Internal Use Only
Sec File No. 9-RECEIVED

2014 JAN 28 PM 3:30

SEC / MR

Submit 1 Original
and 9 Copies

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SEC Mail Processing Section

JAN 28 2014

Washington DC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010092

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   Market Vectors Short High-Yield Municipal Index ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SHYD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
January 23, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2014

SEC 2449 (6-01)

NSX National Stock Exchange

RECEIVED
2014 JAN 28 PM 3:20
SEC / MR

SEC
Mail Processing
Section
JAN 28 2014
Washington DC
404

January 23, 2014

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) JGBB
2) AGND
3) AGZD
4) HYND
5) HYZD
6) USDU
7) FTHI
8) FTLB
9) RDVY
10) SEMF
11) IEMF
12) LEMF
13) SYE
14) SYG
15) SYV
16) SHYD
17) HOLD
18) NYCC
19) VUSE
20) EURL
21) EURZ

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 28 2014

101 Hudson Street, Suite 1200
Jersey City, NJ 07302
www.nsx.com
Phone 201.499.3700
Fax 201.499.0174

22) ZMLP
23) DBAW
24) DBKO
25) DBMX
26) DI
27) LDUR
28) QXUS
29) QEM
30) QDXU
31) QDEM

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Senior Regulatory Counsel

Enclosures